PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 91.0%
Common Stocks
Diversified REITs 5.5%
American Assets Trust, Inc.	20,984	$ 963,166
Essential Properties Realty Trust, Inc.	15,325	380,213
STORE Capital Corp.	19,655	731,952
		2,075,331
Health Care REITs 12.9%
Global Medical REIT, Inc.	66,272	876,778
Healthpeak Properties, Inc.	41,742	1,438,847
Medical Properties Trust, Inc.	68,787	1,452,094
Welltower, Inc.	13,327	1,089,882
		4,857,601
Hotel & Resort REITs 6.5%
Apple Hospitality REIT, Inc.	36,389	591,321
Host Hotels & Resorts, Inc.	24,958	462,971
MGM Growth Properties LLC (Class A Stock)	37,308	1,155,429
Park Hotels & Resorts, Inc.	8,222	212,703
		2,422,424
Industrial REITs 19.4%
Americold Realty Trust	46,694	1,637,092
Duke Realty Corp.	20,746	719,264
Prologis, Inc.	32,523	2,899,100
Rexford Industrial Realty, Inc.	20,672	944,090
STAG Industrial, Inc.	34,040	1,074,643
		7,274,189
IT Consulting & Other Services 1.8%
InterXion Holding NV (Netherlands)*	8,058	675,341
Office REITs 8.9%
Cousins Properties, Inc.	21,176	872,451
Hudson Pacific Properties, Inc.	30,948	1,165,192
JBG SMITH Properties	26,580	1,060,276
SL Green Realty Corp.	2,455	225,566
		3,323,485

PGIM US Real Estate Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 21.7%
American Homes 4 Rent (Class A Stock)	18,696	$ 490,022
AvalonBay Communities, Inc.	8,656	1,815,163
Camden Property Trust	9,539	1,012,088
Equity LifeStyle Properties, Inc.	24,845	1,748,840
Equity Residential	6,090	492,803
Essex Property Trust, Inc.	1,075	323,424
Invitation Homes, Inc.	75,297	2,256,651
		8,138,991
Retail REITs 5.5%
Realty Income Corp.	8,594	632,776
Simon Property Group, Inc.	1,699	253,083
Spirit Realty Capital, Inc.	24,168	1,188,582
		2,074,441
Specialized REITs 8.8%
CyrusOne, Inc.	3,903	255,373
Equinix, Inc.	3,373	1,968,820
Extra Space Storage, Inc.	10,167	1,073,839
		3,298,032

Total Long-Term Investments (cost $28,395,165)		34,139,835

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $107,617)(w)	107,617	107,617

TOTAL INVESTMENTS 91.3% (cost $28,502,782)		34,247,452
Other assets in excess of liabilities 8.7%		3,274,127

Net Assets 100.0%		$ 37,521,579

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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